Financial Instruments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Instruments
33. FINANCIAL INSTRUMENTS
33.1 Capital risk management
The Group manages its capital stock to ensure that its entities will be able to continue as a going concern while maximizing the return to its shareholders through the optimization of debt and equity balances. The Group’s strategy has not changed for the financial years 2021 and 2020.
The Group participates in operations involving financial instruments, recognized as equity items, which are intended to meet their needs and to reduce exposure to market, currency and interest rate risks. These risks, as well as their respective instruments, are managed through the definition of strategies, the implementation of control systems, and the determination of exposure limits.
The Group’s capital structure consists of the net debt (borrowings as detailed in Note 25 offset against cash balances, banks and cash-equivalent investments) and shareholders’ equity (consisting of issued capital stock, reserves and retained earnings).
The Group is not subject to any external capital requirement.
The Group’s risk management committee reviews the capital structure of the Group.
Net
debt-to-equity
ratio:
The net
debt-to-equity
ratio for the reporting fiscal years is as follows:

	2021	2020
Debt (i)	2,511,145	9,721,910
Cash and current investment	5,271,049	6,604,524

Net debt	(2,759,904)	3,117,386
Shareholders’ Equity (ii)	72,510,087	68,513,344

Net debt-to-equity ratio and shareholders’ equity	(0.04)	0.05

(i) Debt is defined as long and short-term borrowings (Note 25).
(ii) Shareholders’ equity includes all the Group’s reserves and capital stock, which are managed as capital stock.
33.2 Categories of financial instruments

	2021	2020
Financial Assets
At amortized cost:
Cash and banks	330,732	402,449
Investments	3,725,272	2,629,747
Accounts receivable and other receivables	4,786,822	5,939,907
At fair value through profit or loss:
Investments	1,215,045	3,572,328

	2021	2020
Financial Liabilities
Amortized cost	16,492,683	25,750,301

At the end of this reporting period, there are no significant credit risk concentrations for debt instruments designated at fair value through profit or loss. The carrying amount reflected above represents the Group’s maximum exposure to credit risk for such borrowings and accounts receivable.
33.3 Financial risk management objectives
The treasury function offers services to business, coordinates access to domestic and international financial markets, monitors and manages the financial risks related to the Group’s operations through internal risk reports, which analyze exposures depending on the degree and extent thereof. These risks include market risk (including currency risk, interest rate at fair value and price risk), credit risk and liquidity risk. The Company and its subsidiaries do not employ or traded derivative financial instruments for speculative purposes. Monitoring compliance with these provisions policy is made by the executive committee and the internal audit team.
33.4 Foreign exchange risk management
The Group carries out transactions in foreign currency; and is hence exposed to exchange rate fluctuations. Exposures in the exchange rate are managed within approved policy parameters using foreign exchange contracts.
The carrying amounts of monetary assets and liabilities denominated in foreign currency at the end of the fiscal years ended December 31, 2021 and 2020 are as follows:

	2021	2020
Liabilities:
United States Dollars	4,178,698	9,610,352
Euros	121,653	2,470,036
Reales	47	62

	2021	2020
Assets:
United States Dollars	1,120,861	1,764,349
Euros	18,040	30,373
Reales	—	6
33.4.1. Foreign currency sensitivity analysis
The Group is mainly exposed to the US Dollar and Euro, considering that the Group’s functional currency is the Argentine peso.
The following table details the Group’s sensitivity to an increase in the exchange rate of the US Dollar and the Euro as of December 31, 2021. The sensitivity rate is the rate used when reporting exchange rate risk internally to key management staff and represents management’s assessment of a possible reasonable change in exchange rates. The sensitivity analysis includes only outstanding monetary items denominated in foreign currency and adjusts their translation on the balance sheet day for a 25% change in the exchange rate, considering for its calculation the whole of the items of the subsidiaries.

	US Dollar effect	Euro effect
Loss for the year	764,459	25,903
Decrease in of shareholders’ equity	764,459	25,903

33.5 Interest rate risk management
The Group is exposed to the risk of significant fluctuations in interest rates because Group entities have borrowings at both fixed and floating interest rates. The Group manages this risk by maintaining an appropriate combination of fixed- and floating-rate borrowings. Hedging is regularly evaluated for consistency with interest rates and defined risk, ensuring the most profitable hedge strategies are applied.

	2021	2020
Financial Assets:
Investments held to maturity (1)	3,725,272	2,629,747
Investments at fair value through profit or loss (2)	1,215,045	3,572,328
Financial Liabilities:
Amortized cost (3)	2,511,145	9,721,910

(1)	Fixed-term deposits at fixed rates.
(2)	Short-term investments at floating rates.
(3)	Related to borrowings, as detailed in Note 25.
33.5.1. Interest rate sensitivity analysis
The sensitivity analysis below has been determined based on the exposure to interest rates for non-derivative
financial instruments at the end of this fiscal year. For floating-rate liabilities, the analysis is prepared based on an average monthly debt balance. A
100-basis
point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.
In the event that the average LIBO rate applicable to financial liabilities for the fiscal year ended December 31, 2021, were 1.0% higher than the average interest rate during that fiscal year, financial expenses for the fiscal year ended December 31, 2021, would have increased by approximately USD 451,000.
With regard to financial assets, a 1.0% increase in the average interest rate during the fiscal year ended December 31, 2021, would have increased financial income by approximately 38,739.
33.6 Credit risk management
Credit risk refers to the risk that one of the parties will fail to comply with its contractual obligations and resulting in a financial loss to the Group. The Group has adopted a policy of engaging only with solvent parties and obtaining sufficient collateral, where appropriate, as a way of mitigating the risk of financial loss caused by defaults. Credit exposure is controlled by counterparty limits, which are reviewed and approved from periodically.
Trade receivables are made up of a significant number of customers. Credit assessment is continuously performed on the financial condition of the accounts receivable.
Credit risk on liquid funds and financial instruments is limited because the counterparties are banks with high credit ratings assigned by credit rating agencies.
The carrying amount of financial assets recognized in the consolidated financial statements, which is net of impairment losses, represents the maximum exposure to credit risk, regardless of the guarantees of accounts or other credit enhancements.
33.7 Liquidity risk management
The Group’s Board of Directors has the ultimate responsibility for liquidity management, having established an appropriate framework for liquidity management so that management is able to deal with short-, medium- and long-term financing requirements, as well as the Group’s liquidity management. The Group manages liquidity risk by maintaining reserves, adequate financial and lending facilities, continuously monitoring projected and actual cash flows, and reconciling the maturity profiles of financial assets and liabilities.
The Group carefully manages liquidity risk, and therefore it maintains cash and bank balances, liquid instruments, and available funds.

The Group’s Board of Directors considers that exposure to liquidity risk is low as the Group has generated cash flows from its operating activities, as a result of its operations, and has access to borrowings and financial resources, as explained in Note 25.
The following tables show the Group’s remaining contractual maturity dates for its non-derivative
financial liabilities with agreed repayment terms. The tables have been drawn up based on undiscounted cash flows of financial liabilities based on the earliest date on which the Group may be required to pay. The tables include both interest and principal cash flows. To the extent that interest flows are at floating rates, the undiscounted amount is derived from interest rate curves at the end of this reporting period. The contractual maturity is based on the earliest date on which the Group may be required to pay.

Borrowings	Weighted average effective interest rate %	Less than 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 6 years	Total
As of December 31, 2021	15.9%	1,664,505	164,045	334,457	419,854	—	2,582,861
As of December 31, 2020	42.5%	127,728	462,322	6,624,933	2,983,545	—	10,198,528

Leases	Weighted average effective interest rate %		Less than 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 6 years	More than 6 years	Total
As of December 31, 2021	(	*)	8,816	17,296	58,530	184,581	131,974	—	401,197
As of December 31, 2020	(	*)	20,179	40,169	163,874	290,543	406,816	180,807	1,102,389
(*) The average rates in Pesos were 46.2% and 49.1% for the fiscal years ended December 31, 2021 and 2020, respectively. The average rates in US Dollars were 8.4% and 10.8% for the fiscal years ended December 31, 2021 and 2020, respectively.
33.8 Fair value measurements
Some of the Group’s financial assets and liabilities are measured at fair value at the end of this reporting period. The following table provides information on how the fair values of these financial assets and liabilities are measured (particularly, valuation techniques and inputs used).

	Fair value at:		Hierarchy level
Financial assets / (financial liabilities)	2021	2020
Assets:
Mutual Funds	1,215,045	3,572,328	Level 1
Level 1: quoted price in an active market.
Fair value of financial assets and financial liabilities measured at amortized cost:
The estimated fair value of borrowings based on the interest rates offered to the Group (Level 3) for financial borrowings amounted to 2,507,217 and 9,784,886 as of December 31, 2021 and 2020, respectively.
The Board considers that the carrying amounts of the remaining financial assets and liabilities recognized at the amortized cost in the consolidated financial statements approximate their fair values.